Document and Entity Information	May 15, 2023
Cover [Abstract]
Entity Registrant Name	WEYERHAEUSER CO
Amendment Flag	false
Entity Central Index Key	0000106535
Document Type	8-K
Document Period End Date	May 15, 2023
Entity Incorporation State Country Code	WA
Entity File Number	1-4825
Entity Tax Identification Number	91-0470860
Entity Address, Address Line One	220 Occidental Avenue South
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104-7800
City Area Code	(206)
Local Phone Number	539-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1.25 per share
Trading Symbol	WY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false